Income Taxes 5 (Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the fiscal year	$ 45.4	$ 50.7	$ 52.7	$ 70.7	$ 57.1
Increases for tax positions of prior years	5.8	0.5	1.9	5.2	13.5
Decreases for tax positions of prior years	(0.9)	(6.9)	(8.6)	(18.0)	(26.0)
Increases based on tax positions related to the current year	1.7	4.6	13.9	3.7	10.8
Unrecognized Tax Benefits, Increases Resulting from Acquisition		4.4	0	0	26.9
Decreases due to settlements with taxing authorities	0	0	(4.1)	(2.2)	(5.4)
Decreases due to lapse of statute of limitations	(1.3)	(0.2)	(10.4)	(6.7)	(6.2)
Balance at the end of the fiscal year	$ 50.7	$ 53.1	$ 45.4	$ 52.7	$ 70.7